Retirement benefits (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 2,800	£ 3,000
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Country of domicile [member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 2,900	£ 3,200
Deficit contributions valuation recovery plan 2022 | Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Country of domicile [member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan			£ 1,750
Deficit contributions valuation recovery plan 2019 | Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Country of domicile [member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan				£ 2,020